Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events

9. SUBSEQUENT EVENTS

Plan management has evaluated all subsequent events through June 29, 2026, which is the date the financial statements were available to be issued, and has concluded that there are no significant events to be reported.